Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Property, plant and equipment	$ 356,398	$ 284,546
Right-of-use assets	138,294	125,198
Goodwill	12,835	11,330
Other intangible assets	81,834	20,621
Contract assets	122,934	22,710
Other long-term assets	8,578	3,615
Deferred tax assets	192,211	298,360
Total non-current assets	913,084	766,380
Current assets
Inventories	220,054	127,889
Trade receivables	69,740	160,217
Contract assets	64,440	67,304
Other current assets	46,984	48,064
Receivables from related parties	438	118
Cash and cash equivalents	172,359	51,428
Total current assets	574,015	455,020
Total assets	1,487,099	1,221,400
Equity
Share capital	2,929	2,826
Share premium	2,105,691	2,007,058
Other reserves	15,331	17,272
Translation reserve	1,352	(2,218)
Accumulated deficit	(2,409,790)	(2,437,709)
Total equity	(284,487)	(412,771)
Non-current liabilities
Borrowings	1,262,147	1,035,882
Derivative financial liabilities	53,994	210,224
Lease liabilities	137,999	112,137
Contract liabilities	5,500	80,721
Deferred tax liability	7,868	1,811
Total non-current liabilities	1,467,508	1,440,775
Current liabilities
Trade and other payables	126,124	67,126
Lease liabilities	12,078	9,515
Current maturities of borrowings	36,921	32,702
Liabilities to related parties	3,325	8,465
Contract liabilities	30,364	15,980
Taxes payable	1,041	204
Other current liabilities	94,225	59,404
Total current liabilities	304,078	193,396
Total liabilities	1,771,586	1,634,171
Total equity and liabilities	$ 1,487,099	$ 1,221,400